Financial risk management (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Value at risk	$ 169,114	$ 158,836
Cash	191,479	46,056
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables disputed or stale-dated	367,418	573,206
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	213,695	49,236
Cash	$ 191,479	$ 46,056